Fees Summary	Mar. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,945,823.64
Previously Paid Amount	0.00
Total Fee Amount	1,925.92
Total Offset Amount	1,925.92
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A